Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Total	$ 265,724,058	$ 249,548,928
Land [Member]
Statement [Line Items]
Total	$ 265,724,058	$ 249,548,928